SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Stock Options and Warrants Weighted Average Assumptions

The following weighted average assumptions were used for the calculation:

	2018	2017	2016
Share price at grant date	$0.22	$0.25	-
Exercise price	$0.23	$0.26	-
Expected life (in years)	5	2	-
Expected volatility	202%	215%	-
Risk free interest rate	2.07%	0.76%	-
Expected dividend yield	0%	0%	-
Expected forfeiture rate	0%	0%	-

Schedule of Continuity of Stock Options and Warrants

A continuity of stock options for the years ended December 31, 2018, 2017 and 2016 is as follows:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2015 and 2016	-	-
Granted	15,695,000	0.25
Exercised	(11,130,435)	0.17
Balance, December 31, 2017	4,564,565	0.28
Granted	8,690,000	0.24
Exercised	(5,600,000)	0.23
Cancelled or forfeited	(6,379,565)	0.25

Balance, December 31, 2018	1,275,000	0.30

Schedule of Stock Options and Warrants Outstanding and Exercisable

As at December 31, 2018, the following stock options were outstanding and exercisable:

Options	Options	Exercise	Remaining life	Expiry
Outstanding	exercisable	price	(years)	date
		$
325,000	325,000	0.45	3.21	March 17, 2022
950,000	950,000	0.25	4.13	February 17, 2023

1,275,000	1,275,000	0.30	3.90

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Stock Options and Warrants Weighted Average Assumptions

The following assumptions were used for the calculation:

Exercise price	$0.40
Expected life	2 years
Expected volatility	225%
Risk free interest rate	0.76%
Expected dividend yield	0%
Expected forfeiture rate	0%

On January 8, 2018, the Company modified the expiry date of all existing warrants to July 21, 2018. Share-based compensation of $10,410 was recorded on the agents warrants, based on the following assumptions:

Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of Continuity of Stock Options and Warrants

A continuity of warrants for the years ended December 31, 2018, 2017 and 2016 is as follows:

		Weighted
		average
	Number	exercise price
		$
Balance, December 31, 2015 and 2016	-	-
Granted	19,844,495	0.42
Exercised	(3,774,466)	0.40
Balance, December 31, 2017	16,070,029	0.42
Granted	24,955,702	0.22
Exercised	(8,665,201)	0.25
Expired	(16,070,029)	0.43

Balance, December 31, 2018	16,290,501	0.12

Schedule of Stock Options and Warrants Outstanding and Exercisable

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2018:

Number of warrants outstanding	Exercise price	Expiry date
10,000,000	0.125	November 13, 2019
5,000,000	0.125	November 27, 2019
113,829	0.140	September 20, 2020
48,448	0.125	September 27, 2020
550,000	0.150	September 30, 2020
141,913	0.115	October 11, 2020
31,491	0.110	October 24, 2020
22,067	0.120	November 1, 2020
90,165	0.085	November 25, 2020
111,700	0.080	December 2, 2020
180,888	0.090	December 30, 2020
16,290,501